Vessels, Net, Acquisitions and Sales (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Vessel	Dec. 31, 2019 USD ($) Vessel
Vessels, Net [Abstract]
Number of vessels having scrubbers installed | Vessel	1	5
Goodship [Member]
Vessels, Net [Abstract]
Number of vessels acquired | Vessel	1
Additions | $	$ 11,400
Scrubbers [Member]
Vessels, Net [Abstract]
Number of vessels having scrubbers installed | Vessel	1	5
Additions | $	$ 3,705	$ 21,435
Capitalized Expenditures [Member]
Vessels, Net [Abstract]
Additions | $	$ 485	$ 31